TRADE PAYABLES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Notes and other explanatory information [abstract]
Trade payables	$ 14	¥ 100	¥ 20,326